Benefit plans	12 Months Ended
Dec. 31, 2022
Benefit Plans
Benefit plans

Note	31 | Benefit plans

The defined benefit plans granted to Company employees consist of a bonus for all the employees who have the necessary years of service and have made the required contributions to retire under ordinary retirement plans.

The amounts and conditions vary depending on the collective bargaining agreement and for non-unionized personnel.

	12.31.22	12.31.21
Non-current	1,861	1,941
Current	234	254
Total Benefit plans	2,095	2,195

The breakdown of the benefit plan obligations as of December 31, 2022 and 2021 is as follows:

	12.31.22	12.31.21
Benefit payment obligations at beginning of year	2,195	2,449
Current service cost	374	129
Interest cost	828	1,342
Actuarial losses	654	(390)
Result from exposure to inflation for the year	(1,689)	(1,197)
Benefits paid to participating employees	(267)	(138)
Benefit payment obligations at end of year	2,095	2,195

As of December 31, 2022 and 2021, the Company does not have any assets related to post-retirement benefit plans.

The breakdown of the charge recognized in the Statement of Comprehensive Income (Loss) is as follows:

	12.31.22	12.31.21	12.31.20
Cost	374	129	473
Interest	828	1,342	929
Actuarial results - Other comprehensive results	654	(390)	(319)
Benefit plan charge	1,856	1,081	1,083

The actuarial assumptions used are based on market interest rates for Argentine government bonds, past experience, and the Company Management’s best estimate of future economic conditions. Changes in these assumptions may affect the future cost of benefits and obligations. The main assumptions used are as follow:

	12.31.22	12.31.21	12.31.20
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	48%	57%	50%

Sensitivity analysis:

12.31.22
Discount Rate: 4%
Obligation	2,519
Variation	215
9%

Discount Rate: 6%
Obligation	2,121
Variation	(183)
(8%)

Salary Increase : 0%
Obligation	2,113
Variation	(191)
(8%)

Salary Increase: 2%
Obligation	2,526
Variation	222
10%

The expected payments of benefits are as follow:

	In 2023	In 2024	In 2025	In 2026	In 2027	Between 2028 to 2032
At December 31, 2021
Benefit payment obligations	234	44	46	43	10	39

Estimates based on actuarial techniques imply the use of statistical tools, such as the so-called demographic tables used in the actuarial valuation of the Company’s active personnel.

In order to determine the mortality of the Company’s active personnel, the “1971 Group Annuity Mortality” table has been used. In general, a mortality table shows for each age group the probability that a person in any such age group will die before reaching a predetermined age. Male and female mortality tables are elaborated separately inasmuch as men and women’s mortality rates are substantially different.

In order to estimate total and permanent disability due to any cause, 80% of the “1985 Pension Disability Study” table has been used.

In order to estimate the probability that the Company’s active personnel will leave the Company or stay therein, the “ESA 77” table has been used.

Liabilities related to the above-mentioned benefits have been determined taking into consideration all the rights accrued by the beneficiaries of the plans through the closing date of the year ended December 31, 2022.

These benefits do not apply to key management personnel.